Santander Group - Acquisition of Amherst Pierpont (Details) - Santander Holding USA, Inc. € in Millions, $ in Millions	Apr. 11, 2022 USD ($)	Apr. 11, 2022 EUR (€)	Jul. 15, 2021 USD ($)	Jul. 15, 2021 EUR (€)
Amherst Pierpoint Securities
Disclosure of detailed information about business combination [line items]
Cash advances and loans made to related parties	$ 163	€ 147
Amherst Pierpoint Securities
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 450	€ 405
Goodwill recognised as of acquisition date		158
Identifiable intangible assets recognised as of acquisition date		€ 24